Leases - Schedule of Lease Term and Discount Rates (Detail)	Mar. 31, 2025	Mar. 31, 2024
Lease, Cost [Abstract]
Weighted-average remaining lease term	2 years 9 months	1 year 3 months 7 days
Weighted-average incremental borrow rate	3.60%	4.68%